FORM N-SAR
                        SEMI-ANNUAL REPORT
               FOR REGISTERED INVESTMENT COMPANIES




Report for six month period ending:     /    /             (a)
                         or fiscal year ending: 12/31/98         (b)

Is this a transition report? (Y/N):                                  N
            Y/N

Is this an amendment to a previous filing? (Y/N):                    N
            Y/N


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A. Registrant Name:  Washington Investors Plans, Inc.

  B. File Number:  811 - 0828

  C. [/] Telephone Number:  (202) - 842 - 5665


2.   A. Street:  110 Vermont Avenue NW

  B. City:  Washington                   C. State:  DC         D. Zip Code:
20005         Zip Ext:

  E. Foreign Country:
       Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)     N
               Y/N

4.   Is this the last filing on this form by Registrant? (Y/N)      N
               Y/N

5.   Is Registrant a small business investment company (SBIC)? (Y/N) N
               Y/N
     [If answer is "Y" (Yes), complete only Items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)               Y
                  Y/N
     [If answer is "Y" (Yes), complete only Items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) Y/N [If answer is "N" (No), go to Item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period at the end of the period?




SCREEN NUMBER: 01           PAGE NUMBER: 01                  SEC2100 (5/90)
For period ending  12/31/98                           if filing more than one
File number 811 -   0828                                Page 48, "X" box: [  ]




113.  A. [/] Trustee Name:

      B. [/] City:                                                      State:
          Zip Code:                Zip Ext:

        Foreign Country:
    Foreign Postal Code:


113.  A. [/] Trustee Name:

      B. [/] City:                                                      State:
          Zip Code:                Zip Ext:

        Foreign Country:
    Foreign Postal Code:


114.  A. [/] Principal Underwriter Name:

      B.                 [/] File Number: 8 -

      C. [/] City:                                                      State:
          Zip Code:                Zip Ext:

                                               Foreign Country:
Foreign
Postal Code:


114.  A. [/] Principal Underwriter Name:

      B.                 [/] File Number: 8 -

      C. [/] City:                                                      State:
          Zip Code:                Zip Ext:

                                                 Foreign Country: Foreign
Postal Code:


115. A.  [/] Independent Public Accountant Name:

       B.[/] City:                                      State:           Zip
Code:                     Zip Ext:

                   Foreign Country:
              Foreign Postal Code:


115.  A. [/] Independent Public Accountant Name:

      B. [/] City:                                                      State:
          Zip Code:                Zip Ext:

                                                    Foreign Country:  Foreign
Postal Code:








PAGE NUMBER: 48

For period ending   12/31/98                        If filing more than one
File number 811 -  0828                             Page 50, "X" box:     [  ]




123.  [/]State the total value of the additional units considered in answering
      Item 122 ($000's omitted)                            $

124. [/]State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
      subsequent series) ($000's omitted)                  $

125.  [/]    State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
      of units of all series of Registrant ($000's omitted) $      0

126. Of the amount shown in Item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed
 in the portfolio of a subsequent series.) ($000's omitted)         $  0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                               Total

        Number of     Assets        Total Income

            Series        ($000's        Distributions

         Investing     omitted)    ($000's omitted)

  A. U.S. Treasury direct issue                          $              $
  B. U.S. Government agency                              $              $
  C. State and municipal tax-free                        $              $
  D. Public utility debt                                 $              $
  E. Brokers or dealers debt or debt of
     brokers' or dealers' parent                         $              $
  F. All other corporate intermediate &
     long-term debt                                      $              $
  G. All other corporate short-term debt                 $              $
  H. Equity securities of brokers or dealers
     or parents of brokers or dealers                    $              $
  I. Investment company equity securities           1    $57,201  $1,027
  J. All other equity securities                         $              $
  K. Other securities                                    $              $
  L. Total assets of all series of Registrant            $57,201
SCREEN NUMBER: 58                              PAGE NUMBER: 50  SEC2100 (5/90)

For period ending  12/31/98                           If filing more than one
File number 811 -  0828                            Page 51, "X" box:     [  ]




128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                     Y/N
     [If answer is "N" (No), go to Item 131.]

129. [/] Is the issuer of any instrument covered in Item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                     Y/N
     [If answer is "N" (No), go to Item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in Item 129 derived from insurance or guarantees? (Y/N)
                     Y/N

131. Total expenses incurred by all series of Registrant during the current
  reporting period ($000's omitted)                               $  0

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-

     811-                 811-                 811-                 811-
            811-










SCREEN NUMBER: 59  PAGE NUMBER: 51                              SEC2100 (5/90)















Signature Page




This report is signed on behalf of the registrant (or depositor or trustee) in the City of Washington, DC, on the 25th day of January 1999.



WASHINGTON INVESTORS PLANS, INC.
(Name of registrant, depositor, or trustee)




Witness: /S/ Howard L. Kitzmiller     By: /S/ Stephen Hartwell, Chairman
                (Name and Title)     (Name and title of person signing on
                                     behalf of registrant, depositor or
                                     trustee)